Marketable Securities: (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair value at beginning of year	$ 892,271	$ 2,263,923
Acquisitions	0	698,574
Marketable Securities Dispositions, at cost	(6,272)	(894,053)
Realized gain on sale	(7,373)	(772,698)
Unrealized loss	(267,149)	(403,475)
Fair value at balance sheet date	$ 611,477	$ 892,271